Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in employee benefit plan liability, tax	$ 735	$ 452	$ (988)
Amortization of non-qualified employee benefit plan liability, tax	$ (374)	$ (624)	$ (883)